Short-Term and Long-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Debt

	Fixed annual interest rate	Term	As of December 31,
			2023	2024
			RMB	RMB
Short-term borrowings:
Secured bank loans	3.35%-3.60%	Within 12 months	—	110,000
Unsecured bank loans	3.10%-3.15%	Within 12 months	39,800	—
Current portion of long-term borrowings	3.30%-4.20%	Mature in 2025	7,000	53,000

			46,800	163,000

Long-term borrowings:
Secured bank loan (1)	3.45%-3.65%	1-2 years	78,500	73,500
Unsecured bank loan (2)	3.40%-4.20%	1-2 years	147,500	105,000
Less: current portion of long-term borrowings	3.30%-4.20%	Mature in 2025	(7,000)	(53,000)

			219,000	125,500

(1)
On April 27, 2023, the Group entered into one secured bank loan of RMB 80,000 which was guaranteed by the Founder of the Group with annual payment schedule of RMB 1,500, RMB 2,000 and RMB 76,500 in 2023, 2024 and 2025, respectively. The Group repaid RMB 1,500 during the year ended December 31, 2023 when the installment became due. In May 2024, the Company made early repayment of the full remaining
balance, and refinanced a new secured bank loan of RMB 75,000 with annual payment schedule of RMB 1,500, RMB 2,000 and RMB 71,500 in 2024, 2025 and 2026, respectively. The new loan is also guaranteed by the Founder of the Group.
The Group repaid RMB 1,500 during the year ended December 31, 2024 when the installment bec
a
me due.
In February 2025, the Group made early repayment of the
entire remaining
balance.

(2)
On April 24, 2023, the Group entered into one unsecured bank loan of RMB 50,000 with annual payment schedule of RMB 2,500, RMB 5,000 and RMB 42,500 in 2023, 2024 and 2025, respectively. The Group repaid RMB 2,500 and RMB 5,000
during the years ended December 31, 2023 and 2024, respectively, when the installment became due. In February 2025, the Group made early repayment of the remaining balance.

Schedule of Amount of Maturities for All Long-term Borrowings	The combined aggregate amount of maturities for all long-term borrowings for each of the five years following December 31, 2024 as follows:

Long-term borrowings
RMB
2025	53,000
2026	125,500